Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ 330	$ 342	$ (433)	$ 220	$ 470
Adjustments to reconcile net income to total net cash provided by operating activities:
Income from discontinued operations	0	(1)	0	(1)	0
Goodwill impairment			492	0	0
Net loss (gain) on disposal of operations, fixed and intangible assets	(3)	(3)	0	(6)	3
Depreciation expense	47	38	79	74	63
Amortization of intangible assets	28	30	59	68	82
Amortization and write-off of cash retention awards			416	185	119
Net periodic cost of defined benefit pension plans	(2)	1	2	11	35
Increase (Decrease) in Pension Plan Obligations	(77)	(66)
Provision for doubtful accounts	2	6	16	4	0
Provision for deferred income taxes	11	16	54	17	77
Excess tax benefits from share-based payment arrangements	1	1	(2)	(5)	(2)
Share-based compensation	21	17	32	41	47
Noncash movement on derivative instruments	5	(1)
Make-whole on repurchase and redemption of senior notes and write-off of unamortized debt issuance costs			0	171	0
Undistributed earnings of associates	(4)	(10)	(2)	(5)	(18)
Non-cash Venezuela currency devaluation			0	0	12
Effect of exchange rate changes on net income	(9)	(13)	(14)	14	6
Changes in operating assets and liabilities, net of effects from purchase of subsidiaries:
Accounts receivable	(124)	(111)	(17)	(92)	(35)
Change in Fiduciary Assets	803	1,607	111	162	78
Fiduciary liabilities	803	1,607	(111)	(162)	(78)
Cash retention awards paid	(300)	(279)	(221)	(210)	(196)
Defined Benefit Plan, Contributions by Employer			(143)	(135)	(130)
Other assets	(21)	(10)	12	69	(93)
Other liabilities	214	100	215	5	96
Movement on provisions	27	(15)	(20)	16	(45)
Net cash provided by continuing operating activities			525	441	491
Net cash used in discontinued operating activities			0	(2)	(2)
Total net cash provided by operating activities	137	158	525	439	489
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds on disposal of fixed and intangible assets	8	5	5	13	10
Additions to fixed assets	(51)	(63)	(135)	(111)	(83)
Additions to intangible assets	1	0	(2)	0	0
Acquisitions of subsidiaries, net of cash acquired	(29)	(4)	(33)	(10)	(21)
Acquisition of investments in associates			0	(2)	(1)
Payments to acquire other investments	(2)	(4)	(7)	(5)	(1)
Proceeds from sale of continuing operations, net of cash disposed			0	0	2
Proceeds from sale of discontinued operations, net of cash disposed			0	14	0
Net cash used in continuing investing activities	(75)	(66)	(172)	(101)	(94)
INCREASE IN CASH AND CASH EQUIVALENTS FROM OPERATING AND INVESTING ACTIVITIES	62	92	353	338	395
CASH FLOWS FROM FINANCING ACTIVITIES
(Repayment on) proceeds from draw down of revolving credit facility	2	50	0	(90)	90
Senior notes issued			0	794	0
Debt issuance costs			0	(12)	0
Repayments of debt	(8)	(9)	(15)	(911)	(209)
Proceeds from issue of term loan			0	300	0
Proceeds from issue of other debt	2	50	1	0	0
Make-whole on repurchase and redemption of senior notes			0	(158)	0
Repurchase of shares	0	(56)	(100)	0	0
Proceeds from issue of shares	62	23	53	60	36
Excess tax benefits from share-based payment arrangements	1	1	2	5	2
Dividends paid	(95)	(93)	(185)	(180)	(176)
Proceeds from Noncontrolling Interests	0	3	3	0	0
Acquisition of noncontrolling interests	(4)	(29)	(39)	(9)	(10)
Dividends paid to noncontrolling interests	(8)	(10)	(11)	(13)	(26)
Net cash provided by (used in) financing activities	(50)	(120)	(291)	(214)	(293)
INCREASE IN CASH AND CASH EQUIVALENTS	12	(28)	62	124	102
Effect of exchange rate changes on cash and cash equivalents	(9)	(1)	2	(4)	(7)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	500	436	436	316	221
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 503	$ 407	$ 500	$ 436	$ 316